Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial assets (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash flows	€ (1,793)	€ 3,253	€ 1,078
Financial liabilities, class [member]
Disclosure of financial assets [line items]
Cash flows	(1,311)	2,797	930
Acquisition	0	123	194
Other	157	(261)	67
TDIRA [member]
Disclosure of financial assets [line items]
Cash flows	(185)		(443)
Other	(1)		31
Bonds, financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(389)	3,391	1,136
Acquisition		148	5
Other	(31)	(63)	(95)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of financial assets [line items]
Cash flows	(322)	335	613
Acquisition		(30)	14
Other	5	8	56
Finance lease liabilities [member]
Disclosure of financial assets [line items]
Cash flows			(123)
Acquisition			2
Other		(584)	135
Cash collateral received [member]
Disclosure of financial assets [line items]
Cash flows	(230)	179	61
Other	0	0
NEU Commercial Paper
Disclosure of financial assets [line items]
Cash flows	397	(958)	(243)
Other	0	(1)	1
IFRS Bank Overdrafts [Member]
Disclosure of financial assets [line items]
Cash flows	(37)	(123)	82
Acquisition	0	(4)	38
Other		7
Other financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(484)	(10)	(153)
Acquisition		9	135
Other	(46)	229	(61)
Derivatives [member]
Disclosure of financial assets [line items]
Cash flows	37	26	8
Acquisition		(2)
Other	(29)	(246)	62
Cash collateral paid [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(123)	(555)	(695)
Cash flows	€ (519)	430	140
Balance at end of period		€ (123)	€ (555)